Leases (Details) - Schedule of Estimated Future Undiscounted Cash Flows for Operating Leases - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Schedule of Estimated Future Undiscounted Cash Flows for Operating Leases [Abstract]
2023	$ 1,993	$ 858
2024	1,867	916
2025	1,829	768
2026	1,366	706
2027		219
Thereafter		5,681
Total undiscounted lease payments	65,753	9,148
Less: imputed interest	32,598	3,345
Present value of lease liabilities	$ 33,155	$ 5,803